Lord Abbett Tax-Free Income Fund, Inc.
                    Lord Abbett National Tax-Free Income Fund
                   Lord Abbett California Tax-Free Income Fund
                  Lord Abbett Connecticut Tax-Free Income Fund
                     Lord Abbett Hawaii Tax-Free Income Fund
                   Lord Abbett Minnesota Tax-Free Income Fund
                    Lord Abbett Missouri Tax-Free Income Fund
                   Lord Abbett New Jersey Tax-Free Income Fund
                    Lord Abbett New York Tax-Free Income Fund
                     Lord Abbett Texas Tax-Free Income Fund
                   Lord Abbett Washington Tax-Free Income Fund

                        Lord Abbett Tax-Free Income Trust
                                 Florida Series
                                 Georgia Series
                                 Michigan Series
                               Pennsylvania Series

                         Supplement dated May 3, 1999 to
                   Prospectuses dated February 1 and March 1, 1999, respectively

         Starting on May 3, 1999, each of the Funds listed above has lowered the sales charges and dealer's concessions on its Class A shares. The new, lower amounts are set forth in the following chart, the information in which replaces that in the "Front-End Sales Charges - Class A Shares" chart in the "Purchases" sections of the prospectuses and the Dealer's Concessions information in the "Compensation For Your Dealer" sections of the prospectuses:

                                                                        To Compute
                             As a % of             As a % of          Offering Price
   Your Investment        Offering Price        Your Investment        Divide NAV by         Dealer's Concession
----------------------- -------------------- ---------------------- -------------------- -----------------------------
----------------------- -------------------- ---------------------- -------------------- -----------------------------

Less than $50,000              3.25%                 3.36%                 .9675                    2.75%
----------------------- -------------------- ---------------------- -------------------- -----------------------------
----------------------- -------------------- ---------------------- -------------------- -----------------------------
$50,000 to $99,999             2.75%                 2.83%                 .9725                    2.25%
----------------------- -------------------- ---------------------- -------------------- -----------------------------
----------------------- -------------------- ---------------------- -------------------- -----------------------------
$100,000 to $249,999           2.50%                 2.56%                 .9750                    2.00%
----------------------- -------------------- ---------------------- -------------------- -----------------------------
----------------------- -------------------- ---------------------- -------------------- -----------------------------
$250,000 to $499,999           2.00%                 2.04%                 .9800                    1.70%
----------------------- -------------------- ---------------------- -------------------- -----------------------------
----------------------- -------------------- ---------------------- -------------------- -----------------------------

----------------------- -------------------- ---------------------- -------------------- -----------------------------
----------------------- -------------------- ---------------------- -------------------- -----------------------------
$1,000,000 and over       No Sales Charge                                 1.0000           Same as in Prospectuses
----------------------- -------------------- ---------------------- -------------------- -----------------------------

         The following $1 million category applies only to the Georgia and Michigan Series and the Minnesota and Washington Tax-Free Income Funds until each Fund's Rule 12b-1 Plan becomes effective, at which time the sales charge table above will apply to such Fund.

----------------------- -------------------- ---------------------- -------------------- -----------------------------
$1,000,000 and over            1.00%                 1.01%                 .9900           Same as in Prospectuses
----------------------- -------------------- ---------------------- -------------------- -----------------------------

         The new, lower maximum front-end sales charge of 3.25% replaces the higher amount shown in the "Fee Table" in the "Fees and Expenses" sections of the prospectuses and, in those same sections, would lower slightly the amounts of expenses shown for Class A shares in the "Expense Example" table.